CAPITAL STOCK AND RESERVES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Capital Stock And Reserves
Accumulated other comprehensive income at beginning balance	$ (4,325)	$ 958
Investment in public company at FVTOCI - net change in fair value		(5,322)
Derecognition of investment in public company at FVTOCI	3,711
Investment in associate at FVTPL - net change in fair value	(12)	39
Investment in associate at FVTPL - recognition of net change in fair value	(27)
Other investments - derecognition of investment at FVTOCI	653
Accumulated other comprehensive income at ending balance		$ (4,325)